Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,395,000
Previously Paid Amount	0.00
Total Fee Amount	192.65
Total Offset Amount	0.00
Net Fee	192.65
Narrative - Max Aggregate Offering Price	$ 1,395,000
Final Prospectus	true